Cash and cash equivalents - cash flow statement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 195,696	$ 244,865	$ 221,601	$ 182,116
Total	$ 195,696	$ 244,865	$ 221,601